INCOME TAXES - Reconciliation to Statutory Provision (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of income taxes provision
Statutory provision (benefit)					$ (7.3)	$ (19.0)	$ (56.0)
U.S. state income taxes, net of federal benefit					(9.7)	(3.1)	(1.8)
Foreign earnings taxed at different rates					2.8	2.7	11.9
Permanent differences					0.8	9.2	11.2
Share-based compensation					16.9
Net change in valuation allowance					(6.5)	(12.0)	2.2
Audit settlements and changes to unrecognized tax benefits					(10.3)	8.1	17.1
Deferred tax asset adjustments					5.2	11.7	16.9
Net change in estimate of prior period tax					(4.6)	2.8	10.1
Change in tax laws					14.5	23.4	(26.0)
Withholding taxes					8.8	5.4	4.7
Goodwill impairment							15.7
Other					(1.4)	3.5	8.4
Income tax provision	$ 19.2	$ 7.1	$ 7.0	$ 23.9	$ 9.2	$ 32.7	$ 14.4
Statutory income tax rate					24.90%